Equity Method Investment (Tables)	12 Months Ended
Dec. 31, 2013
Equity Method Investment
Equity Method Investment

	2012		2013
	(In millions of Korean Won)
Animation Production Committee	~~W~~	—		—
Online Game Revolution Fund No. 1		647		—
Gravity EU SAS		—		—
Ingamba LLC		—		—

Total equity method investments	~~W~~	647	~~W~~	—

Equity Income (loss) on investments

	2011		2012		2013
	(In millions of Korean Won)
Animation Production Committee	~~W~~	—	~~W~~	—	~~W~~	—
Online Game Revolution Fund No. 1		(38)		(51)		(18)
Gravity EU SAS		(70)		(257)		—
Ingamba LLC		(134)		(25)		—

Total equity income (loss) on investments	~~W~~	(242)	~~W~~	(333)	~~W~~	(18)